LEGAL RELATED AND NON-LEGAL RELATED PROVISIONS - General information (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Legal proceedings provision	$ 217,689	$ 229,193
Non legal related	865,594	997,978
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	241,431	149,598
Administrative proceedings
Disclosure of other provisions [line items]
Provisions for administrative proceedings	29,207	26,476
Labor proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	28,138	29,592
Other proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	160,344	173,125
Other proceedings | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	152,017	144,038
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Non legal related	865,594	997,978
Miscellaneous other provisions [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Non legal related	283,568	289,381
Miscellaneous other provisions [member] | Corporacion Financiera Colombiana S.A.
Disclosure of other provisions [line items]
Non legal related	310,044	339,191
Provision for recognition of additional costs
Disclosure of other provisions [line items]
Legal proceedings provision	42,358	55,933
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Non legal related	75,808	59,002
Provision for credit commitments
Disclosure of other provisions [line items]
Non legal related	$ 70,268	$ 64,910